Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Other Payables
	2017 £m	2016 £m
Trade payables	240	297
Accruals	670	650
Social security and other taxes	114	114
Other payables	379	423
Deferred income	1,834	1,941
Total	3,237	3,425